GOODWILL, SOFTWARE AND OTHER INTANGIBLES (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Computer Software Intangible Asset Member EUR (€)	Dec. 31, 2011 Computer Software Intangible Asset Member EUR (€)	Dec. 31, 2012 Other Intangible Assets EUR (€)	Dec. 31, 2011 Other Intangible Assets EUR (€)	Dec. 31, 2011 Goodwill From Global Markets And Asset Management [Member] EUR (€)	Dec. 31, 2012 Goodwill From International [Member] EUR (€)	Dec. 31, 2011 Goodwill From International [Member] EUR (€)	Dec. 31, 2012 Goodwill From Turkish Operations [Member] EUR (€)	Dec. 31, 2011 Goodwill From Turkish Operations [Member] EUR (€)	Dec. 31, 2012 Goodwill From Insurance [Member] EUR (€)	Dec. 31, 2011 Goodwill From Insurance [Member] EUR (€)	Dec. 31, 2012 Goodwill From Other [Member] EUR (€)	Dec. 31, 2011 Goodwill From Other [Member] EUR (€)
Goodwill by segment
Goodwill, opening	€ 2,690,864		$ 3,546,949					€ 7,956	€ 362,695	€ 463,627	€ 2,293,431	€ 2,707,446	€ 2,570	€ 239,297	€ 32,168	€ 80,752
Net additions and foreign exchange differences	146,829	(389,799)						0	61,090	24,216	85,738	(414,015)	0	0	1	0
Goodwill, closing	2,714,480	2,690,864	3,546,949					0	300,572	362,695	2,379,169	2,293,431	2,570	2,570	32,169	32,168
Software and other intangibles
Gross carrying amount	1,031,815	910,542		634,389	543,019	397,426	367,523
Accumulated amortization	(623,836)	(511,550)		(432,345)	(343,368)	(191,491)	(168,182)
Net book value	€ 407,979	€ 398,992	$ 533,097	€ 202,044	€ 199,651	€ 205,935	€ 199,341